Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Expected tax at statutory rates
Expected tax at statutory rates, Federal, Amount	$ 34,000	$ (528,000)	$ (3,463,000)
Expected tax at statutory rates, Federal, Percent	21.00%	21.00%	21.00%
Expected tax at statutory rates, State, Amount	$ (16,000)	$ 1,019,000	$ (418,000)
Expected tax at statutory rates, State, Percent	(10.00%)	(62.00%)	1.00%
Permanent Differences, Amount	$ (1,000)	$ (4,000)	$ 7,000
Permanent Differences, Percent	(1.00%)	0.00%	0.00%
Temporary difference for derivative gain, Amount	$ (738,000)
Temporary difference for derivative gain, Percent	(461.00%)
Temporary difference for stock compensation, Amount	$ 173,000
Temporary difference for stock compensation, Percent	108.00%
Other, Amount	$ 70,000	$ 1,564,000	$ (95,000)
Other, Percent	44.00%	(41.00%)	2.00%
Current Year Change in Valuation Allowance
Federal	$ 990,000
Federal	618.00%
Current Year Change in Valuation Allowance, State, Amount	$ (512,000)
Current Year Change in Valuation Allowance, State, Percent	(320.00%)
Income tax expense, Amount	$ 0	$ 0	$ 0
Income tax expense, Percent	0.00%	0.00%	0.00%